Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ 136,737	$ 4,359	$ 315,330
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	100,732	3,211	10,872
Gross settled	(2,985)	(95)	116,843
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	14,697,943	468,535	10,395,219
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(14,700,928)	(468,630)	(10,278,376)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	139,722	4,454	198,487
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	19,403,174	618,526	13,901,338
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(19,263,452)	(614,072)	(13,702,851)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(156,062)	(4,975)	1,607,609
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	37,542	1,197	11,550
Gross settled	(10,738)	(342)	35,233
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	1,903,349	60,674	3,866,536
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(1,914,087)	(61,016)	(3,831,303)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(145,324)	(4,633)	1,572,376
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	35,662,026	1,136,819	31,704,116
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(35,807,350)	(1,141,452)	(30,131,740)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	4,021,099	128,183	4,086,157
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	0	0
Gross settled			12,463
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	0	0	332,003
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	0	0	(319,540)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	4,021,099	128,183	4,073,694
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	84,672,420	2,699,153	84,978,720
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (80,651,321)	$ (2,570,970)	$ (80,905,026)